SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policy)	9 Months Ended
Feb. 28, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (US GAAP) for interim financial information and in accordance with professional standards promulgated by the Public Company Accounting Oversight Board (PCAOB). They reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the financial position and operating results for the three and nine months ended February 28, 2013, respectively along with the period May 11, 2011 (date of inception) to February 28, 2013.

These financial statements should be read in conjunction with the financial statements and notes thereto for the year ended May 31, 2012 included in the Company's 10-K. The financial data for the nine month period presented may not necessarily reflect the results to be anticipated for the complete year ended May 31, 2013.

Accounting Basis

Accounting Basis

The Company is currently a development stage company reporting under the provisions of Accounting Standards Codification ("ASC") 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with maturity of three months or less.

Fair Value of Financial Instruments	Fair Value of Financial Instruments The fair value of cash and cash equivalents and accounts payable approximates the carrying amount of these financial instruments due to their short maturity.
Earnings (Loss) per Share

Earnings (Loss) per Share

The Company adopted ASC 260, Earnings per Share. Basic earnings (loss) per share are calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. The diluted earnings (loss) per share are calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding for the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There are no diluted shares outstanding.

Dividends	Dividends The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the period shown.
Income Taxes

Income Taxes

The Company adopted ASC 740, Income Taxes, at its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of February 28, 2013.

Advertising	Advertising The Company will expense advertising as incurred. The advertising since inception has been zero.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition	Revenue and Cost Recognition The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.
Related Parties

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property	Property The Company does not own any real estate or other properties. The Company's office is located at the CEO's house at 108 Flying Mist Isle, Foster City, CA 94404.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.